Financial Instruments - Summary of Effects of Hedge Accounting and Interest Rate Swaps (Details) - Hoya Intermediate, LLC - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments, Gain (Loss) [Line Items]
Beginning accumulated derivative loss in AOCL		$ (3,278)		$ (1,917)	$ (1,917)	$ 5,308
Amount of gain recognized in AOCL		2,248		887	887	(7,225)
Less: Amount of loss reclassified from AOCL to income					(208)
Ending accumulated derivative loss in AOCL		(1,030)		(1,030)	(822)	(1,917)
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Beginning accumulated derivative loss in AOCL		(2,248)		(887)	(887)	5,720
Amount of gain recognized in AOCL		2,248		887	887	(6,607)
Less: Amount of loss reclassified from AOCL to income
Ending accumulated derivative loss in AOCL						(887)
Interest Rate Cap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Beginning accumulated derivative loss in AOCL	$ (309)	(1,030)	$ (822)	(1,030)	(1,030)	(412)
Amount of gain recognized in AOCL					0	(618)
Less: Amount of loss reclassified from AOCL to income	(309)		(822)		(208)
Ending accumulated derivative loss in AOCL		$ (1,030)		$ (1,030)	$ (822)	$ (1,030)